FINANCIAL INSTRUMENTS & RISK MANAGEMENT - Notional and Maturity Summary (Details) gigajoule in Millions, bbl in Millions, MWh in Millions, $ in Millions	Dec. 31, 2022 USD ($) gigajoule MWh bbl	Dec. 31, 2021 USD ($) gigajoule MWh bbl
Foreign Exchange Contract
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Notional amount | $	$ 304	$ 272
Interest rate
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Notional amount | $	$ 250	$ 250
Purchases | Liquids (bpd)
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Derivative, nonmonetary notional amount | bbl	1,710
Purchases | Natural Gas
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Derivative, nonmonetary notional amount | gigajoule	63,500	62,615
Purchases | Power (GWh)
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Derivative, nonmonetary notional amount | MWh	8,552	6,166
Sales | Liquids (bpd)
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Derivative, nonmonetary notional amount | bbl	19,344	16,550